Prepayments and Other Assets, Net	12 Months Ended
Dec. 31, 2024
Prepayments and Other Assets, Net [Abstract]
PREPAYMENTS AND OTHER ASSETS, NET
4.	PREPAYMENTS AND OTHER ASSETS, NET

The prepayments and other assets, net consisted of the following:

	As of December 31, 2024	As of December 31, 2023

Deposits (a)	$14,510	$13,134
Prepayments for goods and services	3,390	2,973
VAT recoverable (b)	5,600	1,955
Prepayments and other receivables for property and equipment (c)	5,232	7,539
Prepayments for intangible assets (d)	-	17,661
Loan receivable (e)	9,738	-
Disposal consideration (e)	696	-
Advances to employees	81	58
Others	696	475
Prepayments and other assets	39,943	43,795
Less: Allowance for credit losses for prepayments and other assets	(573)	(405)
Prepayments and other assets, net	39,370	43,390
Less: Prepayments and other current assets, net	(29,684)	(14,537)
Other non-current assets	$9,686	$28,853

(a)	Deposits represent the refundable deposits to the lessors for the leased warehouses and office space.

(b)	VAT recoverable represents the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.
(c)	Prepayments and other receivables for property and equipment represent mainly prepayments and other receivables for constructions of logistic stations.

(d)

On September 30, 2023, SF Smart and Fujian Yingfu Integrated Circuit Co., Ltd. (“Yingfu”) entered into an agreement, pursuant to which, SF Smart agreed to pay Yingfu approximately $8.4 million (RMB59.7 million) as additional consideration for purchasing the land use right (located at Tongnan Village, Nanyu Town, Minhou County, Fuzhou, Fujian Province, or the “Target land”) (for more details please refer to Note 8). From October 2023 to November 2023, SF Smart fully paid the consideration of approximately $8.4 million (RMB59.7 million) to Yingfu.

On December 22, 2023, SF Smart made a deposit of approximately $9.2 million (RMB65.1 million) to local government authority Fuzhou High-tech Development Zone Municipal Bureau of Natural Resources for the bidding of Target land, which was previously held by Yingfu (see Note 8). On January 9, 2024, SF Smart signed a Land Use Right Transfer Agreement with local government for a consideration of approximately $18.3 million (RMB129.5 million). On January 12, 2024, the Company made the remaining payment of approximately $9.0 million (RMB64.4 million) to local government authority. The certificate of land use right was still being progressed before SF Smart was disposed.

The above prepaid balance was disposed through the disposition of SF Smart on March 13, 2024.

(e)

(i) On June 3, 2024, Shengfeng Supply Chain Management Co., Ltd. entered into an agreement to sell 49% equity interest of Pingtan SF and Pingtan SF’s subsidiary (SF Smart) to a third party for a consideration of approximately $6.8 million (RMB49.0 million). Shengfeng Supply Chain Management Co., Ltd. received approximately $6.1 million (RMB44.0 million) as of December 31, 2024. The remaining consideration approximately $0.7 million (RMB5.0 million) shall be paid before June 30, 2025. The equity transfer was completed on June 19, 2024.

In additional, according to the agreement, Pingtan SF and Pingtan SF’s subsidiary (SF Smart) shall repay borrowing of approximately $6.8 million (RMB49.0 million) to the Company before July 30, 2024. As of December 31, 2024, the Company have received repayment of approximately $2.8 million (RMB20.0 million), the Company expects to receive the remaining balance of approximately $4.0 million (RMB29.0 million) in the next twelve months.

(ii) On June 11, 2024, for the purpose of acquiring a land use right to expand the Company’s logistic business, the Company signed Memorandum of Understanding of Share Purchase Agreement (“2024 MOU”) with two shareholders of Hubei Tongzhou Information Harbor Co., Ltd (“Tongzhou”) to acquire 100% equity interest of Tongzhou, which owns land use right and constructed certain office and warehouse on such land use right. As of December 31, 2024, the Company made a loan of approximately $5.7 million（RMB41.0 million）to Tongzhou to secure the transaction and provide working capital for its further development. As of the date of this report, the transaction is not completed yet.

Movement of allowance for credit losses for prepayments and other assets

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022

Beginning balance	$405	$454	$439
Provisions for (recovery of) credit losses for prepayments and other assets	176	(42)	54
Exchange rate effect	(8)	(7)	(39)
Ending balance	$573	$405	$454